Segment Information (Details) - Schedule of operating segments information - Segment Information [Member] - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Total Revenue	$ 63,751,093	$ 74,525,434	$ 46,200,949
Total Cost of revenue	44,394,575	48,311,398	30,101,072
Total Gross profit	19,356,518	26,214,036	16,099,877
Total Sales and marketing expenses	9,221,124	10,279,274	7,514,211
Total General and administrative expenses	10,073,654	6,869,419	1,114,984
Total Current assets	67,864,923	65,766,598
Total Non-current assets	11,439,655	8,588,200
Installation and Maintenance [Member]
Segment Reporting Information [Line Items]
Total Revenue	40,017,962	51,546,235	32,220,898
Total Cost of revenue	26,791,434	32,209,179	19,484,927
Total Gross profit	13,226,528	19,337,056	12,735,971
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets
Total Non-current assets
Housekeeping [Member]
Segment Reporting Information [Line Items]
Total Revenue	16,340,910	16,792,722	11,704,899
Total Cost of revenue	13,411,221	13,435,869	8,901,973
Total Gross profit	2,929,689	3,356,853	2,802,926
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets
Total Non-current assets
Senior care services [Member]
Segment Reporting Information [Line Items]
Total Revenue	7,392,221	6,038,814	2,060,833
Total Cost of revenue	4,191,920	2,666,350	1,714,172
Total Gross profit	3,200,301	3,372,464	346,661
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets
Total Non-current assets	4,301,543	4,966,998
Sublease [Member]
Segment Reporting Information [Line Items]
Total Revenue		147,663	214,319
Total Cost of revenue
Total Gross profit		147,663	214,319
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets
Total Non-current assets
Unallocated [Member]
Segment Reporting Information [Line Items]
Total Sales and marketing expenses	9,221,124	10,279,274	7,514,211
Total General and administrative expenses	10,073,654	6,869,419	$ 1,114,984
Unallocated current assets [Member]
Segment Reporting Information [Line Items]
Total Current assets	67,864,923	65,766,598
Unallocated non-current assets [Member]
Segment Reporting Information [Line Items]
Total Non-current assets	$ 7,138,112	$ 3,621,202